Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in millions)	Adjusted EBITDA (in millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,585,370	$3,049,603	$1,328,276	$1,556,384	$362.21	$369.80	$172.4	$271.4
2022	$2,359,438	$2,422,761	$1,020,560	$1,072,116	$193.15	$256.06	$71.9	$161.1
2021	$3,110,797	$3,253,784	$1,083,644	$1,301,208	$150.75	$251.60	$92.6	$188.6

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. John C. Hadjipateras, who was our President and Chief Executive Officer for all years presented, in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. John C. Hadjipateras as computed in accordance with Item 402(v) of Regulation S-K (“CAP”).

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. John C. Lycouris, Theodore B. Young, Tim T. Hansen, and Alexander C. Hadjipateras.

(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.

(5)

The dollar amounts reported in column (g) represent the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(6)	The dollar amounts reported in column (i) represent Adjusted EBITDA as defined and presented in the CD&A above

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. John C. Hadjipateras, who was our President and Chief Executive Officer for all years presented, in the “Total” column of the Summary Compensation Table (“SCT”).

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. John C. Lycouris, Theodore B. Young, Tim T. Hansen, and Alexander C. Hadjipateras.

Peer Group Issuers, Footnote
(5)

The dollar amounts reported in column (g) represent the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 2,585,370	$ 2,359,438	$ 3,110,797
PEO Actually Paid Compensation Amount	3,049,603	2,422,761	3,253,784
Non-PEO NEO Average Total Compensation Amount	1,328,276	1,020,560	1,083,644
Non-PEO NEO Average Compensation Actually Paid Amount	1,556,384	1,072,116	1,301,208
Total Shareholder Return Amount	362.21	193.15	150.75
Peer Group Total Shareholder Return Amount	369.80	256.06	251.60
Net Income (Loss)	$ 172,400,000	$ 71,900,000	$ 92,600,000
Company Selected Measure Amount	271,400,000	161,100,000	188,600,000
PEO Name	Mr. John C. Hadjipateras
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)	The dollar amounts reported in column (i) represent Adjusted EBITDA as defined and presented in the CD&A above